Deferred compensation plans - Activity Related to NSUs and CSUs (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013
NSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding (number of shares), Beginning	68,410,978
Outstanding (number of shares), Granted	38,795,388
Outstanding (number of units), Vested	(39,569,233)
Outstanding (number of shares), Forfeited	(5,105,557)
Outstanding (number of shares), Ending	62,531,576
Stock price, Beginning	¥ 373
Stock price, Granted	308	[1]
Stock price, Vested	355	[2]
Stock price, Forfeited
Stock price, Ending	583	[3]
CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding (number of shares), Beginning	33,096,488
Outstanding (number of shares), Granted	75,425,312
Outstanding (number of units), Vested	(32,433,846)
Outstanding (number of shares), Forfeited	(5,351,130)
Outstanding (number of shares), Ending	70,736,824
Stock price, Beginning	373
Stock price, Granted	260	[1]
Stock price, Vested	338	[2]
Stock price, Forfeited
Stock price, Ending	¥ 316	[3]

[1]	Weighted-average price of the Company's common stock used to determine number of awards granted
[2]	Weighted-average price of the Company's common stock used to determine the final cash settlement amount of the awards
[3]	The price of the Company's common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2013